Finance Costs - Disclosure Of Finance Income Expense Explanatory (Detail) - PEN (S/) S/ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Finance Income Expense [Abstract]
Financial liabilities measured at amortized cost – interest expense		S/ 96,677	S/ 123,797	S/ 196,206	S/ 247,663
Interest from leases liabilities		2,798	3,201	5,758	6,597
Financial assets at FVTPL – net change in fair value: Derivate assets mandatorily measured at FVTPL		648	(9,751)	3,911	9,905
Exchange difference			49,495		49,495
Cash flow hedges - reclassified from OCI for costs of hedging reserve		5,080	6,172	9,843	25,504
Unwind of derivative financial instruments measured at FVOCI			7,550		7,550
Change in fair value of contingent consideration			1,529		1,529
Cash flow hedges settlement - Swaps		3,921		6,489
Financial debt prepayment penalty		81		81
Others	[1]	11,068	6,707	21,214	17,132
Finance costs		S/ 120,273	S/ 188,700	S/ 243,502	S/ 365,375

[1]	For the six-months periods ended June 30, 2025 and 2024, include mainly cost of factoring for S/ 10,419 thousand and S/ 10,174 thousand, respectively.